Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, assets	$ 9,726
Interest rate swaps, liabilities	(4,984)	(47,006)
Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, assets	9,726
Interest rate swaps, liabilities	$ (4,984)	$ (47,006)